Share Capital (Details) - Schedule of Stock Options Outstanding	12 Months Ended
Mar. 31, 2023 $ / shares shares
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	1,560,526
Number Exercisable | shares	1,560,526
Weighted average exercise price | $ / shares	$ 1.04
Average Remaining Contractual Life	3 years 3 days
February 9, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	694,737
Number Exercisable | shares	694,737
Weighted average exercise price | $ / shares	$ 0.798
Average Remaining Contractual Life	2 years 10 months 13 days
February 11, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	342,105
Number Exercisable | shares	342,105
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	2 years 10 months 13 days
May 14, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	223,684
Number Exercisable | shares	223,684
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	3 years 1 month 13 days
July 13, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	236,842
Number Exercisable | shares	236,842
Weighted average exercise price | $ / shares	$ 0.95
Average Remaining Contractual Life	3 years 3 months 14 days
January 6, 2027 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	63,158
Number Exercisable | shares	63,158
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	3 years 9 months 7 days